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January 6, 1998

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:   Nationwide Variable Account of
           Nationwide Life Insurance Company
           Post-Effective Amendment No. 31 (1933 Act)
           Post-Effective Amendment No. 32 (1940 Act)
           SEC File No. 2-58043; 811-2716


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its Nationwide Variable Account (the "Variable Account"), this is to certify that the form of the Prospectus or Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No. 31 and 32 to the Registration Statement for the Company and the Variable Account as reflected in the Prospectus dated May 1, 1997 and the Supplement dated January 2, 1998.

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-7452.

Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY


Brian M. Bacon
Counsel


cc:   Mr. Kevin Kirchoff
      Stop 10-6
      Office of Insurance Products and Legal Compliance